Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable, gross	$5,898,773	$6,066,309
Less: allowance for current expected credit loss	(89,399)	(52,773)
Accounts receivable, net	$5,809,374	$6,013,536

The following CECL rates are used to determine the allowance for current expected credit losses.

Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.258%	0.517%	0.775%	1.033%	1.550%	2.325%	3.100%	3.100%
CECL rate	0.258%	0.517%	0.775%	1.033%	1.550%	2.325%	3.100%	3.100%

As of December 31, 2024, accounts receivable totaling $2,435,520 (RMB 17,777,592) were pledged as collateral to secure a short-term loan of $1,369,994 (RMB 10,000,000) from China Minsheng Bank (see Note 9)

As of December 31, 2023, accounts receivable of approximately $1.1 million (RMB 7.8 million) were pledged as collateral to secure a working capital loan of $760,574 from China Industrial Bank (see Note 9).